Note 13 - Leases - Lease Amounts Included in Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [line items]
Expense relating to short-term leases (included in other operating expenses)	$ (1,084)	$ (1,251)	$ (1,254)
Interest expense (included in finance expense)	(461)	(518)	(356)
Foreign exchange gain (loss)	(894)	601	(196)
Total lease-related expenses	(7,109)	(5,520)	(5,441)
Office properties [member]
Disclosure of leases [line items]
Depreciation expense of right-of-use assets	(2,029)	(1,838)	(1,664)
Equipment [member]
Disclosure of leases [line items]
Depreciation expense of right-of-use assets	$ (2,641)	$ (2,514)	$ (1,971)